TRADING ASSETS AND LIABILITIES - Total trading assets and liabilities, net (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trading assets and liabilities [abstract]
Total trading assets and liabilities net	$ 9,936,860	$ 9,586,282